CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule Of Cash And Cash Equivalents
	December 31,
	2013	2012

Bank deposits in U.S. dollars (bearing an annual average interest rate of 0.22% and 1.19% for 2013 and 2012, respectively)	$24,731	$9,091
Bank deposits in NIS (bearing an annual average interest rate of 1.32% and 2.19% for 2013 and 2012, respectively)	1,441	6,575
Cash in banks	2,579	708

	$28,751	$16,374